4. Stock Options and Warrants: Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options Outstanding	836,667	836,667
Stock Options Exercisable	811,667	611,667
4.05
Exercisable Prices, Upper Range Limit	$ 4.05	$ 4.05
Stock Options Outstanding	236,667	236,667
Stock Options Exercisable	236,667	236,667
Weighted Average Remaining Contractual Life (years)	1 year 2 months 23 days	2 years 2 months 23 days
0.40
Stock Options Outstanding	600,000	600,000
Stock Options Exercisable	575,000	375,000
Weighted Average Remaining Contractual Life (years)	3 years 2 months 1 day	4 years 2 months 1 day
Exercisable Prices, Lower Range Limit	$ 0.40	$ 0.40